Third Quarter Report
January 31, 2024 (Unaudited)
Columbia U.S. Treasury Index Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia U.S. Treasury Index Fund, January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

U.S. Treasury Obligations 98.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2025	1.500%	6,436,000	6,225,573
02/15/2025	2.000%	5,435,000	5,284,051
02/28/2025	1.125%	3,322,000	3,198,593
02/28/2025	2.750%	2,043,000	2,001,581
02/28/2025	4.625%	4,925,000	4,920,960
03/15/2025	1.750%	5,249,000	5,083,944
03/31/2025	0.500%	4,875,000	4,650,293
03/31/2025	2.625%	1,424,000	1,392,127
03/31/2025	3.875%	4,973,000	4,931,235
04/15/2025	2.625%	5,197,000	5,077,834
04/30/2025	0.375%	4,205,000	3,993,272
04/30/2025	2.875%	3,167,000	3,102,052
04/30/2025	3.875%	4,997,000	4,955,814
05/15/2025	2.125%	5,903,000	5,728,677
05/15/2025	2.750%	4,352,000	4,255,950
05/31/2025	0.250%	4,380,000	4,140,811
05/31/2025	2.875%	2,362,000	2,312,361
05/31/2025	4.250%	3,977,000	3,963,174
06/15/2025	2.875%	5,192,000	5,081,670
06/30/2025	0.250%	5,720,000	5,393,334
06/30/2025	2.750%	2,373,000	2,318,588
06/30/2025	4.625%	5,571,000	5,584,492
07/15/2025	3.000%	4,646,000	4,552,354
07/31/2025	0.250%	5,390,000	5,066,179
07/31/2025	2.875%	2,599,000	2,541,132
07/31/2025	4.750%	4,892,000	4,914,931
08/15/2025	2.000%	6,371,000	6,145,526
08/15/2025	3.125%	4,667,000	4,578,218
08/31/2025	0.250%	3,863,000	3,620,506
08/31/2025	2.750%	2,414,000	2,354,121
08/31/2025	5.000%	4,604,000	4,646,443
09/15/2025	3.500%	4,686,000	4,621,751
09/30/2025	0.250%	10,519,000	9,834,854
09/30/2025	3.000%	2,420,000	2,367,913
09/30/2025	5.000%	5,051,000	5,102,891
10/15/2025	4.250%	4,515,000	4,508,827
10/31/2025	0.250%	6,091,000	5,678,192
10/31/2025	3.000%	3,471,000	3,394,665
10/31/2025	5.000%	6,045,000	6,113,951
11/15/2025	2.250%	6,604,000	6,372,860
11/15/2025	4.500%	3,964,000	3,977,007
11/30/2025	0.375%	4,636,000	4,320,354
11/30/2025	2.875%	3,042,000	2,966,782
11/30/2025	4.875%	16,685,000	16,857,716
12/15/2025	4.000%	5,229,000	5,203,876
12/31/2025	0.375%	5,876,000	5,463,303
12/31/2025	2.625%	2,738,000	2,657,250
01/15/2026	3.875%	4,463,000	4,433,014
01/31/2026	0.375%	5,670,000	5,256,267
01/31/2026	2.625%	2,446,000	2,372,142
02/15/2026	1.625%	5,549,000	5,270,683
02/15/2026	4.000%	4,164,000	4,147,409
02/15/2026	6.000%	485,000	499,588
02/28/2026	0.500%	6,649,000	6,163,311
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/28/2026	2.500%	3,002,000	2,901,152
03/15/2026	4.625%	4,555,000	4,595,212
03/31/2026	0.750%	5,353,000	4,980,381
03/31/2026	2.250%	2,475,000	2,377,934
04/15/2026	3.750%	4,239,000	4,202,571
04/30/2026	0.750%	5,550,000	5,149,793
04/30/2026	2.375%	2,036,000	1,959,491
05/15/2026	1.625%	4,562,000	4,313,585
05/15/2026	3.625%	4,372,000	4,323,840
05/31/2026	0.750%	6,266,000	5,800,456
05/31/2026	2.125%	2,186,000	2,090,021
06/15/2026	4.125%	3,692,000	3,692,865
06/30/2026	0.875%	4,848,000	4,495,005
06/30/2026	1.875%	2,504,000	2,379,387
07/15/2026	4.500%	4,201,000	4,240,384
07/31/2026	0.625%	5,615,000	5,157,904
07/31/2026	1.875%	2,172,000	2,058,988
08/15/2026	1.500%	4,527,000	4,246,892
08/15/2026	4.375%	4,258,000	4,287,606
08/31/2026	0.750%	5,997,000	5,514,429
08/31/2026	1.375%	2,513,000	2,348,477
09/15/2026	4.625%	5,030,000	5,098,377
09/30/2026	0.875%	5,942,000	5,473,603
09/30/2026	1.625%	1,209,000	1,135,988
10/15/2026	4.625%	9,448,000	9,585,291
10/31/2026	1.125%	5,699,000	5,270,685
10/31/2026	1.625%	2,647,000	2,481,976
11/15/2026	2.000%	6,298,000	5,962,435
11/15/2026	4.625%	7,665,000	7,782,969
11/30/2026	1.250%	6,730,000	6,234,714
11/30/2026	1.625%	2,088,000	1,955,706
12/15/2026	4.375%	13,640,000	13,772,137
12/31/2026	1.250%	6,122,000	5,664,763
12/31/2026	1.750%	2,601,000	2,441,282
01/31/2027	1.500%	7,713,000	7,173,090
02/15/2027	2.250%	4,400,000	4,181,375
02/28/2027	1.125%	1,558,000	1,429,952
02/28/2027	1.875%	6,011,000	5,644,235
03/31/2027	0.625%	2,295,000	2,068,010
03/31/2027	2.500%	5,662,000	5,415,172
04/30/2027	0.500%	2,502,000	2,239,681
04/30/2027	2.750%	5,709,000	5,496,251
05/15/2027	2.375%	6,142,000	5,841,138
05/31/2027	0.500%	3,520,000	3,142,425
05/31/2027	2.625%	5,278,000	5,056,984
06/30/2027	0.500%	4,342,000	3,867,094
06/30/2027	3.250%	4,978,000	4,866,384
07/31/2027	0.375%	5,003,000	4,423,746
07/31/2027	2.750%	5,098,000	4,897,665
08/15/2027	2.250%	4,827,000	4,557,367
08/31/2027	0.500%	4,015,000	3,557,039
08/31/2027	3.125%	4,979,000	4,841,300
09/30/2027	0.375%	5,260,000	4,626,334
09/30/2027	4.125%	4,610,000	4,638,092
10/31/2027	0.500%	4,417,000	3,892,826

Columbia U.S. Treasury Index Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia U.S. Treasury Index Fund, January 31, 2024 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/31/2027	4.125%	4,494,000	4,521,736
11/15/2027	2.250%	5,016,000	4,720,526
11/30/2027	0.625%	5,564,000	4,915,881
11/30/2027	3.875%	4,990,000	4,977,915
12/31/2027	0.625%	5,807,000	5,117,872
12/31/2027	3.875%	4,757,000	4,747,337
01/31/2028	0.750%	6,226,000	5,501,741
01/31/2028	3.500%	4,885,000	4,809,054
02/15/2028	2.750%	6,549,000	6,262,481
02/29/2028	1.125%	6,631,000	5,939,925
02/29/2028	4.000%	4,869,000	4,882,694
03/31/2028	1.250%	5,742,000	5,159,277
03/31/2028	3.625%	4,310,000	4,262,859
04/30/2028	1.250%	6,287,000	5,637,180
04/30/2028	3.500%	4,946,000	4,867,173
05/15/2028	2.875%	7,070,000	6,783,334
05/31/2028	1.250%	6,384,000	5,714,179
05/31/2028	3.625%	4,621,000	4,570,819
06/30/2028	1.250%	6,196,000	5,535,255
06/30/2028	4.000%	4,182,000	4,199,316
07/31/2028	1.000%	6,671,000	5,879,861
07/31/2028	4.125%	4,978,000	5,025,447
08/15/2028	2.875%	7,127,000	6,825,216
08/31/2028	1.125%	6,718,000	5,943,855
08/31/2028	4.375%	5,205,000	5,311,133
09/30/2028	1.250%	13,051,000	11,591,939
09/30/2028	4.625%	5,001,000	5,156,109
10/31/2028	1.375%	6,869,000	6,124,679
10/31/2028	4.875%	9,682,000	10,091,972
11/15/2028	3.125%	5,729,000	5,539,674
11/15/2028	5.250%	993,000	1,049,710
11/30/2028	1.500%	5,839,000	5,229,554
11/30/2028	4.375%	16,753,000	17,123,398
12/31/2028	1.375%	6,195,000	5,506,774
01/31/2029	1.750%	4,713,000	4,258,637
02/15/2029	2.625%	5,474,000	5,158,817
02/15/2029	5.250%	277,000	293,014
02/28/2029	1.875%	5,419,000	4,919,859
03/31/2029	2.375%	5,307,000	4,932,608
04/30/2029	2.875%	4,516,000	4,299,020
05/15/2029	2.375%	4,854,000	4,505,877
05/31/2029	2.750%	4,423,000	4,180,081
06/30/2029	3.250%	4,126,000	3,995,773
07/31/2029	2.625%	3,938,000	3,692,183
08/15/2029	1.625%	4,893,000	4,356,299
08/31/2029	3.125%	3,601,000	3,461,461
09/30/2029	3.875%	3,557,000	3,550,609
10/31/2029	4.000%	3,648,000	3,664,245
11/15/2029	1.750%	3,419,000	3,054,663
11/30/2029	3.875%	3,759,000	3,752,246
12/31/2029	3.875%	3,715,000	3,707,454
01/31/2030	3.500%	3,643,000	3,562,740
02/15/2030	1.500%	6,136,000	5,348,387
02/28/2030	4.000%	3,223,000	3,237,101
03/31/2030	3.625%	3,552,000	3,495,390
04/30/2030	3.500%	3,531,000	3,449,622
05/15/2030	0.625%	8,230,000	6,733,812
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2030	6.250%	687,000	773,143
05/31/2030	3.750%	3,529,000	3,495,089
06/30/2030	3.750%	3,427,000	3,394,872
07/31/2030	4.000%	4,057,000	4,076,334
08/15/2030	0.625%	12,238,000	9,931,902
08/31/2030	4.125%	3,871,000	3,915,758
09/30/2030	4.625%	7,230,000	7,525,978
10/31/2030	4.875%	4,165,000	4,397,980
11/15/2030	0.875%	11,780,000	9,681,687
11/30/2030	4.375%	7,621,000	7,827,005
02/15/2031	1.125%	14,172,000	11,822,548
02/15/2031	5.375%	1,356,000	1,478,676
05/15/2031	1.625%	10,583,000	9,069,962
08/15/2031	1.250%	12,234,000	10,125,547
11/15/2031	1.375%	11,425,000	9,484,535
02/15/2032	1.875%	10,662,000	9,160,990
05/15/2032	2.875%	11,203,000	10,364,525
08/15/2032	2.750%	10,691,000	9,770,572
11/15/2032	4.125%	10,855,000	11,002,560
02/15/2033	3.500%	10,909,000	10,542,526
05/15/2033	3.375%	10,638,000	10,172,587
08/15/2033	3.875%	13,327,000	13,254,118
11/15/2033	4.500%	12,091,000	12,635,095
02/15/2036	4.500%	931,000	985,696
05/15/2037	5.000%	666,000	736,763
02/15/2038	4.375%	1,002,000	1,039,888
05/15/2038	4.500%	1,146,000	1,201,868
02/15/2039	3.500%	721,000	673,459
05/15/2039	4.250%	1,208,000	1,226,875
08/15/2039	4.500%	1,485,000	1,550,433
11/15/2039	4.375%	1,490,000	1,530,044
02/15/2040	4.625%	1,475,000	1,556,816
05/15/2040	1.125%	4,267,000	2,707,545
05/15/2040	4.375%	3,648,000	3,733,500
08/15/2040	1.125%	5,268,000	3,308,963
08/15/2040	3.875%	1,302,000	1,250,530
11/15/2040	1.375%	5,947,000	3,885,064
11/15/2040	4.250%	1,289,000	1,294,841
02/15/2041	1.875%	6,993,000	4,950,825
02/15/2041	4.750%	1,479,000	1,575,828
05/15/2041	2.250%	5,883,000	4,415,927
05/15/2041	4.375%	1,334,000	1,355,678
08/15/2041	1.750%	8,122,000	5,571,184
08/15/2041	3.750%	1,217,000	1,140,367
11/15/2041	2.000%	6,938,000	4,951,998
11/15/2041	3.125%	1,514,000	1,295,416
02/15/2042	2.375%	5,295,000	4,004,344
02/15/2042	3.125%	1,487,000	1,269,294
05/15/2042	3.000%	1,389,000	1,158,947
05/15/2042	3.250%	5,025,000	4,346,625
08/15/2042	2.750%	1,659,000	1,326,941
08/15/2042	3.375%	4,004,000	3,521,018
11/15/2042	2.750%	2,482,000	1,979,783
11/15/2042	4.000%	4,159,000	3,989,391
02/15/2043	3.125%	1,981,000	1,671,469
02/15/2043	3.875%	3,979,000	3,745,855
05/15/2043	2.875%	3,096,000	2,506,793
Columbia U.S. Treasury Index Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia U.S. Treasury Index Fund, January 31, 2024 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2043	3.875%	3,965,000	3,725,861
08/15/2043	3.625%	3,861,000	3,500,238
08/15/2043	4.375%	4,405,000	4,437,349
11/15/2043	3.750%	2,268,000	2,090,813
11/15/2043	4.750%	4,510,000	4,777,077
02/15/2044	3.625%	2,524,000	2,282,248
05/15/2044	3.375%	2,476,000	2,152,573
08/15/2044	3.125%	3,162,000	2,638,294
11/15/2044	3.000%	2,664,000	2,172,409
02/15/2045	2.500%	3,780,000	2,814,328
05/15/2045	3.000%	1,584,000	1,286,258
08/15/2045	2.875%	2,361,000	1,871,461
11/15/2045	3.000%	1,425,000	1,152,914
02/15/2046	2.500%	2,893,000	2,130,423
05/15/2046	2.500%	2,741,000	2,013,350
08/15/2046	2.250%	4,036,000	2,813,218
11/15/2046	2.875%	1,611,000	1,264,887
02/15/2047	3.000%	3,309,000	2,652,887
05/15/2047	3.000%	2,454,000	1,964,350
08/15/2047	2.750%	3,499,000	2,668,534
11/15/2047	2.750%	3,805,000	2,897,745
02/15/2048	3.000%	3,980,000	3,172,184
05/15/2048	3.125%	4,504,000	3,670,760
08/15/2048	3.000%	4,892,000	3,889,904
11/15/2048	3.375%	4,900,000	4,171,125
02/15/2049	3.000%	4,512,000	3,583,515
05/15/2049	2.875%	5,225,000	4,051,008
08/15/2049	2.250%	4,842,000	3,289,534
11/15/2049	2.375%	4,561,000	3,182,010
02/15/2050	2.000%	5,806,000	3,704,954
05/15/2050	1.250%	6,356,000	3,308,099
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2050	1.375%	7,387,000	3,972,821
11/15/2050	1.625%	7,060,000	4,063,913
02/15/2051	1.875%	8,358,000	5,127,111
05/15/2051	2.375%	7,892,000	5,460,277
08/15/2051	2.000%	8,244,000	5,207,889
11/15/2051	1.875%	7,109,000	4,338,712
02/15/2052	2.250%	6,605,000	4,430,510
05/15/2052	2.875%	6,147,000	4,746,637
08/15/2052	3.000%	6,169,000	4,890,860
11/15/2052	4.000%	5,987,000	5,749,391
02/15/2053	3.625%	6,016,000	5,397,480
05/15/2053	3.625%	5,934,000	5,334,110
08/15/2053	4.125%	8,677,000	8,526,508
11/15/2053	4.750%	6,729,000	7,348,278
Total U.S. Treasury Obligations (Cost $1,284,538,031)			1,215,857,398

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.541%(a),(b)	6,252,874	6,251,623
Total Money Market Funds (Cost $6,250,824)		6,251,623
Total Investments in Securities (Cost: $1,290,788,855)		1,222,109,021
Other Assets & Liabilities, Net		7,735,015
Net Assets		1,229,844,036
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at January 31, 2024.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.541%
	3,627,916	69,397,441	(66,774,316)	582	6,251,623	660	204,931	6,252,874
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia U.S. Treasury Index Fund  | Third Quarter Report 2024

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT237_04_P01_(03/24)